Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Accounts and Other Receivables [Abstract]
Schedule Of Accounts And Other Receivables [Text Block]
	December 31 2018	December 31 2017

Trade receivables 1	$6,689	$1,988
Interest and other	122	98

	$6,811	$2,086

1.	Trade receivables are derived primarily from the environmental consulting business (AEG).